Loans and financing (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about loans and financing [line items]
Summary of Loans and Financing

	Currency	Contractual interest rate - %	Effective interest rate - %	Maturity	12.31.2020		12.31.2019
Other currencies:
Guaranteed Notes	US$	5.05% to 6.95%aa	5.05% to 7.42%aa	2028	3,289.0	(i)	—
Working capital		3.07% to 4.50%aa	3.11% to 4.50%aa	2030	225.2		—
		Libor 1M + 1.55%aa	Libor 1M + 1.55%aa	2021	96.0	(iii)	—
	US$	Libor 3M + 4.50%aa	Libor 3M + 4.50%aa	2022	94.1	(ii)	—
		0.00%	0.00%	2021	14.1		—
		Libor 6M + 2.88%aa	Libor 6M + 2.88%aa	2027	100.8		—
	Euro	0.00% a.a.	0.00% a.a.	2027	22.3
Export financing	US$	Libor 3 M and 6 M +1.76% to 5.13%aa	Libor 3 M and 6 M +1.76% to 6.33%aa	2024	472.1	(ii)	—
Property. plant and equipment	US$	SIFMA Libor 1M + 2.44% aa	SIFMA Libor 1M + 2.44% aa	2037	50.9		47.9

					4,364.5		47.9

In local currency:
Working capital		CDI + 0.42%aa	CDI + 0.42%aa	2023	0.6		—
	R$	7.96% to 17.32%aa	7.96% to 17.32%aa	2024	2.4		—
		IPCA + 0.89% to 2.98% aa	IPCA + 0.89% to 2.98% aa	2023	0.8		—
Project development	R$	3.5%aa	3.5%aa	2023	24.5		43.10
		TJLP - 1.00%aa	TJLP - 1.00%aa
		IPCA + 5.92%aa	IPCA + 5.92%aa	2027	0.6		—
Guaranteed Notes	R$	IPCA + 10.00% aa	IPCA + 10.00% aa	2022	2.1		—
Export financing	R$	CDI + 3.60%aa	CDI + 3.60%aa	2022	52.5		—

					83.5		43.1

Total					4,448.0		91.0

Current portion					375.5		14.9
Non-current portion					4,072.5		76.1

(i)	Issuance of Bonds:
Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer S.A. (“the Parent Company”) made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023. In the case of bonds maturing in 2017, the exchange offer resulted in US$ 146,399 of the aggregate principal of existing notes and US$ 337.2 of the aggregate principal of the 2020 Notes, representing approximately 54.95% of the Notes exchanged. The total of the exchange offer, considering the effects of the exchange price on the negotiations and the total New Notes issued closed at approximately US$ 540.5 in principal at a rate of 5.696% p.a., maturing on September 16, 2023. On September 2020, US$ 82.3 in principal was repurchased by the Company as part of tender offer, with the remaining US$ 458.2 in principal available in the market with unchanged conditions. The principal repurchased was extinct and derecognized as loans and financing as of December 31, 2020. The operations are fully and unconditionally guaranteed by the Parent Company.
On June 15, 2012, Embraer S.A. raised funds by issuing guaranteed notes, maturing on June 15, 2022, through an overseas offer of US$ 500.0 at a rate of 5.15% p.a. On September 2020, US$ 167.7 in principal were repurchased by the Company as part of tender offer, with the remaining US$ 332.3 in principal available in the market with unchanged conditions. The principal repurchased was extinct and derecognized as loans and financing as of December 31, 2020.
On June 2015, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations, issued US$ 1,000.0 in guaranteed notes at 5.05% p.a., due on June 15, 2025. This operation is fully and unconditionally guaranteed by the Parent Company. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations.
On February 2017, Embraer Netherlands Finance B.V., Embraer S.A. subsidiary, issued an offering of US$ 750.0 with a nominal interest rate of 5.40% p.a. maturing February 1, 2027. The operations are fully and unconditionally guaranteed by the Parent Company. Embraer Netherlands Finance B.V. is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations.
On January 1, 2020, as a result of internal
carve-out
process related to assets and liabilities of the Commercial Aviation business unit (Note 5), the Company amended the indentures governing the senior unsecured notes due 2020, 2022, 2023, 2025 and 2027 in order to (i) substitute Embraer S.A. for Yaborã as the issuer of the notes due 2022; and (ii) have Yaborã substitute Embraer S.A. as guarantor of the notes due 2020, 2023, 2025 and 2027.
On March 10, 2020, Embraer S.A. and Yaborã further amended the indentures governing the notes due 2022, 2023, 2025 and 2027, without the consent of the holders of these notes, to reflect that, from such date, Embraer S.A. irrevocably and unconditionally guarantee the full and punctual payment of the principal, premium, interest, additional amounts and all other amounts that may become due and payable under the relevant notes and indentures. The terms of the supplemental indentures provide, among other things, that the Embraer S.A. guarantee shall automatically terminate on the date that the Company cease to own 100% of the share capital of Yaborã.
On March 17, 2020, Yaborã announced that it obtained the relevant consents of the holders of the notes due 2022, 2023, 2025 and 2027 and, accordingly, further amended the indentures under which the notes due 2022, 2023, 2025 and 2027 were issued.
On September 2020, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations, issued US$ 750.0 in notes at 6.95% p.a., due on January 17, 2028. This operation is fully and unconditionally guaranteed by the Parent Company and Yaborã. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer S.A., whose objective is to perform financial operations.

(ii)
On June 2020, the Company finalized the terms of working capital and export financing agreements in an aggregate principal amount of up to US$ 615.0, with a term of up to four years. The amount of US$ 300.0 is financed by the Brazilian National Bank for Economic and Social Development (
Banco Nacional de Desenvolvimento Econômico e Social
– BNDES), which agreement was signed on June 26, 2020, and the remaining of US$ 315.0 is financed by private and public banks (Banco do Brasil, Bradesco, Morgan Stanley, Natixis and Santander).

(iii)
On August, 2020, Embraer Aircraft Holding, Inc. and Embraer S.A., as guarantor, entered into a working capital guarantee agreement with Export-Import Bank of the United States (“U.S. Exim Bank”) in the amount of US$ 97.2, accruing interest at one month LIBOR plus 1.4% p.a., for one year term.

Summary of Maturities of Long term Financing Agreements
On December 31, 2020, 2019 and 2018, the changes in loans and financing were as follows:

	12.31.2020	12.31.2019	12.31.2018
Opening balance	91.0	3,647.6	4,198.3
Principal addition	2,093.1	400.5	124.0
Interest addition	197.2	186.3	218.0
Principal payment	(1,061.8)	(645.9)	(596.3)
Interest payment	(173.2)	(188.1)	(212.7)
Foreing exchange	(6.5)	(8.2)	(83.7)
Liabilities held for sale	3,301.2	(3,301.2)	—
Business Combination	7.0	—	—

Total	4,448.0	91.0	3,647.6

As of December 31, 2020, the maturity schedules of the long-term financing were
:

Year
2022	676.8
2023	443.2
2024	314.5
2025	1,003.0
Thereafter 2025	1,635.0

4,072.5